CONTRACT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
CONTRACT ASSETS
Contract assets	Rp 2,588		Rp 1,351
Allowance for expected credit losses	(115)		(112)
Net	2,473		1,239	Rp 944
Short term portion	(2,330)	$ (163)	(1,036)
Long term portion	Rp 143	$ 10	Rp 203